Condensed Consolidated Statements of Financial Position (Unaudited) $ in Thousands, $ in Thousands	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)
Current Assets
Cash and cash equivalents	$ 1,969	$ 1,622
Trade and other receivables	7,498	2,655
Inventory	13,654	10,068
Prepaids and deposits	11,812	3,801
	34,933	18,146
Long-term Assets
Intangible assets	14,385	14,273
Property, plant, and equipment	23,258	22,613
	72,576	55,032
Current Liabilities
Accounts payable and accrued liabilities	5,663	4,942
Credit facility	9,462	628
Current portion of deferred revenue	4,324	2,382
Current portion of provision for warranty cost	563	1,585
Current debt facilities	4,419	6,587
Convertible debt	3,029
Current portion of other long-term liabilities	448	449
	27,908	16,573
Long-term Liabilities
Other long-term liabilities	13,789	1,503
Provision for warranty cost	129	124
	41,826	18,200
Shareholders’ Equity
Share capital	76,806	75,983
Contributed surplus	7,787	7,088
Accumulated other comprehensive (loss) income	1,324	1,403
Deficit	(55,167)	(47,642)
	30,750	36,832
	$ 72,576	$ 55,032